Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Details Narrative Abstract
Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	¥ 6,524	¥ 23,061	¥ 33,558
Weighted average share outstanding – denominator for basic and diluted earnings per share	1,000,172	236,180	227,717
Basic and diluted earnings per share	¥ 0.01	¥ 0.10	¥ 0.15